Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Reconciliation of Statutory U.S. Federal Rate to Effective Tax Rate
A reconciliation of the statutory U.S. federal rate to the Company’s effective tax rate is as follows:

	2012	2013
Percent of pre-tax income:
U.S. federal statutory income tax rate	(34.0)	(34.0)
State taxes, net of federal benefit	(4.6)	(3.9)
Interest expense –revaluation of warrants	(2.4)	(14.9)
Convertible debt conversion feature	1.9	5.6
Convertible debt discount amortization	(2.0)	6.2
Other	1.5	4.8
Valuation allowance	39.6	36.2
Effective income tax expense rate	—	—

Deferred Tax Assets
The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets were as follows (in thousands):

	December 31,
	2012	2013
Net operating loss carryforwards	$61,522	$64,659
Research and development credits	5,636	5,950
Depreciation and amortization	5,040	5,056
Capitalized start-up costs	16,453	19,620
Other temporary differences	1,340	1,376
Gross deferred tax asset	89,991	96,661
Deferred tax assets valuation allowance	(89,991)	(96,661)
	$—	$—

Summary of Carryforwards of Net Operating Losses and Tax Credits
The following table summarizes carryforwards of net operating losses and tax credits as of December 31, 2013 (in thousands).

	Amount	Expiration
Federal net operating losses	$159,413	2024 to 2033
State net operating losses	172,587	2019 to 2033
Research and development credits	5,950	2024 to 2033